Short-term debt	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Short-term debt	Short-term debt
Short-term debt consists of the following at year-end:

	2024	2023
Bank overdrafts	$686	$31
Short-term bank loans	55,065	29,502
Revolving Credit Facility	4,500	—
Total	$60,251	$29,533
Short-term bank loans

As of December 31, 2024, the Company had drawn short-term bank loans in Chile, Uruguay, Puerto Rico and Panama, amounting to $55,065. As of December 31, 2023, short-term bank loans were comprised of two loans in Chile, amounting to $29,502.

The following table presents additional information related to short-term bank debt:

				Principal as of
Territories	Entity	Currency	Annual interest rate	December 31, 2024	December 31, 2023	Maturity
Panama	Citibank N.A.	USD	SOFR + 2.10%	$5,000	$—	February, 2025
Puerto Rico	Citibank N.A.	USD	SOFR + 2.10%	14,000	—	February, 2025
Chile	Banco de Chile	CLP	8.88%	—	9,821	December, 2024
	Banco Itaú Chile		8.28%	—	19,681
	Banco de Chile	CLP	6.84%	8,677	—	March, 2025
	Banco Itaú Chile		7.53%	17,388	—	June, 2025
Uruguay	Banco Itaú Uruguay S.A.	USD	5.74%	8,000	—	May, 2025
	Banco Bilbao Vizcaya Argentaria Uruguay S.A.		5.55%	2,000	—

Total				$55,065	$29,502

Revolving credit facilities

As of December 31, 2024, the Company maintained the followings revolving credit facilities:

Bank	Currency	Maturity	Interest rate	Amount
Itau Unibanco S.A. (i)	$	April 14, 2025	TERM SOFR + range between 2.65% to 4.85%	25,000
J.P. Morgan	$	February 17, 2026	SOFR + 3.10%	25,000
Banco Santander (Brasil) (ii)	$	October 31, 2026	TERM SOFR + range between 3.20% to 3.60%	25,000

(i) Maintained by its wholly-owned subsidiary ADBV.
(ii) Maintained by both, the Company and its wholly-owned subsidiary ADBV.
In addition, for the J.P. Morgan and Santander agreements, the Company is required to comply, as of the last day of each quarter during the agreement, with a consolidated net indebtedness (including interest payable for the J.P. Morgan agreement) to EBITDA ratio. As of December 31, 2024, these ratio were as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2024
J.P. Morgan	Net Indebtedness (including interest payable) to EBITDA	3.00	1.14
Banco Santander (Brasil) S.A.	Net Indebtedness (not including interest payable) to EBITDA	3.00	1.12
	Net Indebtedness (not including interest payable) to EBITDA (i)	3.00	0.19

(i) Ratio maintained by its wholly-owned subsidiary ADBV.

As of December 31, 2024 the Company and ADBV were in compliance with all the ratios.

These revolving credit facilities permit the Company to borrow money from time to time to cover its working capital needs and for other general corporate purposes. Principal is due upon maturity. However, prepayments are permitted without premium or penalty.

The obligations of the Company, and ADBV for the Santander agreement, under the revolving credit facilities are jointly and severally guaranteed by certain of the Company’s subsidiaries on an unconditional basis. The revolving credit facilities include customary covenants including, among others, restrictions on the ability of the Company, the guarantors and certain material subsidiaries to: (i) incur liens, (ii) enter into any merger, consolidation or amalgamation; (iii) sell, assign, lease or transfer all or substantially all of the borrower’s or guarantor’s business or property; (iv) enter into transactions with affiliates; (v) engage in substantially different lines of business; (vi) engage in transactions that violate certain anti-terrorism laws.

The revolving credit facilities provide for customary events of default, which, if any of them occurs, would permit or require the lender to terminate its obligation to provide loans under the revolving credit facility and/or to declare all sums outstanding under the loan documents immediately due and payable.
As of December 31, 2024, the Company had drawn $4,500 in connection with the revolving credit facility with J.P. Morgan.